Business Combinations and Divestitures - Signavio Acquisition (Details) - Signavio € in Millions	Mar. 05, 2021 EUR (€)
Business Combinations
Cash transferred	€ 949
Recognized Assets and Liabilities
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	€ 949